ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2215 anngharaad.reid@us.ing.com
October 1, 2004	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York Variable Life Separate Account I
Post-Effective Amendment No. 5 to Registration Statement on Form N-6
Prospectus Title: SelectHLife NY II
File Nos. 333-52358 and 811-03427
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I:

  The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on September 28, 2004.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation